Matthews Asia Innovators Active ETFMarch 31, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 94.1%
	Shares	Value
China/Hong Kong: 44.0%
Tencent Holdings, Ltd.	60,100	$3,839,145
Alibaba Group Holding, Ltd.	182,900	3,009,036
PDD Holdings, Inc. ADR[a]	20,885	2,471,740
Trip.com Group, Ltd. ADR	33,791	2,148,432
BYD Co., Ltd. H Shares	31,000	1,565,081
Meituan Class Ba,b,c	77,900	1,559,942
NAURA Technology Group Co., Ltd. A Shares	23,300	1,334,012
DiDi Global, Inc. ADR[a]	247,439	1,197,605
Innovent Biologics, Inc.[a,b,c]	187,000	1,120,034
KE Holdings, Inc. A Shares	140,500	957,097
Tencent Music Entertainment Group ADR	60,236	868,001
Contemporary Amperex Technology Co., Ltd. A Shares	24,200	842,449
Ping An Insurance Group Co. of China, Ltd. A Shares	118,100	839,195
WuXi AppTec Co., Ltd. H Shares[b,c]	88,400	786,252
Midea Group Co., Ltd. A Shares	68,200	736,825
Kanzhun, Ltd. ADR[a]	35,068	672,254
Full Truck Alliance Co., Ltd. ADR	50,181	640,811
JD.com, Inc. ADR	15,019	617,581
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	125,300	611,333
Kuaishou Technology[a,b,c]	87,500	611,239
Advanced Micro-Fabrication Equipment, Inc. China A Shares	23,340	592,213
Techtronic Industries Co., Ltd.	33,000	395,518
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	9,300	299,509
Total China/Hong Kong		27,715,304

India: 18.7%
Zomato, Ltd.[a]	971,563	2,292,717
HDFC Bank, Ltd.	70,315	1,503,991
ICICI Bank, Ltd.	92,871	1,465,063
MakeMyTrip, Ltd.[a]	14,856	1,455,740
Bharti Airtel, Ltd.	46,655	946,173
Bajaj Finance, Ltd.	7,990	836,238
Infosys, Ltd.	41,295	758,841
Cholamandalam Investment and Finance Co., Ltd.	42,066	748,056
HDFC Asset Management Co., Ltd.[b,c]	13,663	641,632
Reliance Industries, Ltd.	42,899	639,978
Neuland Laboratories, Ltd.	3,557	502,366
Total India		11,790,795

Taiwan: 13.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	205,000	5,618,552
MediaTek, Inc.	21,000	879,151
Lotes Co., Ltd.	16,000	662,601
Alchip Technologies, Ltd.	8,000	660,191
ASPEED Technology, Inc.	6,000	540,321
Chroma ATE, Inc.	34,000	291,845
Total Taiwan		8,652,661

	Shares	Value

Singapore: 8.9%
Sea, Ltd. ADR[a]	37,156	$4,848,486
Grab Holdings, Ltd. Class Aa	162,406	735,699
Total Singapore		5,584,185

South Korea: 7.8%
Samsung Electronics Co., Ltd.	44,416	1,743,460
Coupang, Inc.[a]	55,201	1,210,558
NAVER Corp.	5,638	731,313
SK Hynix, Inc.	5,049	653,884
Hyundai Motor Co.	4,418	591,667
Total South Korea		4,930,882

Vietnam: 1.0%
FPT Corp.	129,370	612,696
Total Vietnam		612,696

TOTAL COMMON EQUITIES		59,286,523
(Cost $46,157,380)
SHORT-TERM INVESTMENTS: 4.8%
Money Market Funds: 4.8%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.26%[d]	3,016,130	3,016,130
(Cost $3,016,130)

Total Investments: 98.9%		62,302,653
(Cost $49,173,510)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		679,729
Net Assets: 100.0%		$62,982,382

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $4,719,099, which is 7.49% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2025.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).